Capital Management - Additional Information (Detail)				12 Months Ended
	Nov. 01, 2023	Feb. 01, 2023	Dec. 31, 2022	Oct. 31, 2023
Statement [Line Items]
Capital conservation buffer, percentage				2.50%
Common equity surcharge, percentage				1.00%
Domestic stability buffer, percentage				3.00%
Buffer requirement for the leverage ratio percentage		0.50%
Increase (decrease) in capital floor adjustment percentage		2.50%
Minimum [Member]
Statement [Line Items]
Domestic stability buffer, percentage			0.00%	0.00%
Capital floor adjustment percentage		65.00%
Maximum [Member]
Statement [Line Items]
Domestic stability buffer, percentage			2.50%	4.00%
Capital floor adjustment percentage		72.50%
With Effect effective November 1, 2023 [Member]
Statement [Line Items]
Domestic stability buffer, percentage	3.50%